Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information (Unaudited)
Schedule of quarterly financial data (unaudited)
(In thousands except per share data)	First quarter	Second quarter	Third quarter	Fourth quarter	Year to Date
Year Ended December 31, 2016
Interest income	$11,176	$11,350	$11,607	$11,877	$46,010
Interest expense	1,328	1,379	1,459	1,497	5,663
Net interest income	9,848	9,971	10,148	10,380	40,347
Provision for loan losses	250	425	300	450	1,425
Noninterest income	2,448	1,949	2,125	2,395	8,917
Noninterest expense	9,083	9,353	9,086	9,285	36,807
Income tax expense	965	730	1,003	1,052	3,750
Net income	$1,998	$1,412	$1,884	$1,988	$7,282
Net income per share:
Basic earnings per share	$0.35	$0.25	$0.33	$0.35	$1.29
Diluted earnings per share	0.35	0.25	0.33	0.35	1.29
Year Ended December 31, 2015
Interest income	$11,198	$11,214	$11,829	$11,515	$45,756
Interest expense	1,220	1,230	1,271	1,278	4,999
Net interest income	9,978	9,984	10,558	10,237	40,757
Provision for loan losses	0	250	0	0	250
Noninterest income	1,987	2,461	2,337	2,381	9,166
Noninterest expense	8,708	9,267	8,978	9,541	36,494
Income tax expense	1,119	1,001	1,377	1,083	4,580
Net income	$2,138	$1,927	$2,540	$1,994	$8,599
Net income per share:
Basic earnings per share	$0.38	$0.34	$0.45	$0.35	$1.52
Diluted earnings per share	0.38	0.34	0.45	0.35	1.52